Exhibit 99
Capital Auto Receivables Asset Trust 2007-2
December-2007
Distribution Date:                      1/15/2008

Original Inputs

Total Pool Balance	$3,350,089,106.02

Class A-PT	$1,500,000,000.00
Class A-PT Notes Rate	One Month LIBOR + 0.28%

Class A-1a Notes Balance	$250,000,000.00
Class A-1a Notes Rate	5.60493%

Class A-1b Notes Balance	$40,000,000.00
Class A-1b Notes Rate	One Month LIBOR + 0.10%

Class A-2a Notes Balance	$100,000,000.00
Class A-2a Notes Rate	5.31%

Class A-2b Notes Balance	$340,000,000.00
Class A-2b Notes Rate	One Month LIBOR + 0.23%

Class A-3 Notes Balance	$380,000,000.00
Class A-3 Notes Rate	One Month LIBOR + 0.30%

Class A-4a Notes Balance	$169,364,000.00
Class A-4a Notes Rate	5.390%

Class A-4b Notes Balance	$60,000,000.00
Class A-4b Notes Rate	One Month LIBOR + 0.40%

Class B Notes Balance	$97,650,000.00
Class B Notes Rate	5.760%

Class C Notes Balance	$45,069,000.00
Class C Notes Rate	6.510%

Class D Notes Balance	$15,023,000.00
Class D Notes Rate	8.300%

Overcollateralization	$7,512,442.41

Reserve Account Deposit	$15,023,092.21

Discount Rate	9.30%

Part I. Collections

Receipts During the Period	$88,110,926.06
Principal on Adminstrative Repurchases	620,083.98
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	2,624,858.70
Scheduled and Simple Payments Advanced	1,149,415.52
Schedule Principal Advanced	—

Total Collections For the Period	$92,505,284.26

Beginning Pool Aggregate Principal Balance	$2,974,606,274.98
Ending Pool Aggregate Principal Balance	$2,890,495,485.49

Scheduled Principal Collection	78,826,283.87

Beginning Aggregate Discounted Principal Balance	$2,684,951,475.13
Ending Aggregate Discounted Principal Balance	$2,612,982,550.54

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$92,505,284.26
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	397,662.75
Less: Total Servicing Fee	2,478,838.56
Less: Net Amount due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	11,665,819.68
Less: Principal Due to Noteholders	71,968,924.59
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$6,789,364.18

		Per $1000 of
		Original Principal
Class A-PT Notes Distributable Amount
Monthly Interest	$5,691,202.59	3.794135
Monthly Principal	38,020,247.26	25.346832

Distributable Amount	$43,711,449.85

Class A-1a Notes Distributable Amount
Monthly Interest	$541,844.66	2.167379
Monthly Principal	29,266,102.31	117.064409

Distributable Amount	$29,807,946.97

Class A-1b Notes Distributable
Monthly Interest	$79,310.45	1.982761
Monthly Principal	4,682,575.01	117.064375

Distributable Amount	$4,761,885.46

Class A-2a Notes Distributable Amount
Monthly Interest	$442,500.00	4.425000
Monthly Principal	—	—

Distributable Amount	$442,500.00

Class A-2b Notes Distributable Amount
Monthly Interest	$1,439,970.83	4.235208
Monthly Principal	—	—

Distributable Amount	$1,439,970.83

Class A-3 Notes Distributable Amount
Monthly Interest	$1,630,806.94	4.291597
Monthly Principal	—	—

Distributable Amount	$1,630,806.94

Class A-4a Notes Distributable Amount
Monthly Interest	$760,726.63	4.491667
Monthly Principal	—	—

Distributable Amount	$760,726.63

Class A-4b Notes Distributable Amount
Monthly Interest	$262,329.17	4.372153
Monthly Principal	—	—

Distributable Amount	$262,329.17

Class B Notes Distributable Amount
Monthly Interest	$468,720.00	4.800000
Monthly Principal	—	—

Distributable Amount	$468,720.00

Class C Notes Distributable Amount
Monthly Interest	$244,499.33	5.425000
Monthly Principal	—	—

Distributable Amount	$244,499.33

Class D Notes Distributable Amount
Monthly Interest	$103,909.08	6.916666
Monthly Principal	—	—

Distributable Amount	$103,909.08

Total Servicing Fee	$2,478,838.56	0.739932

LIBOR Rate effective for current Distribution Period	5.03%

Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$—
Simple Interest Advances	1,149,415.52
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$1,149,415.52
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$2,974,606,274.98	$2,890,495,485.49
Total Pool Factor	0.8879186	0.8628115
Class A-PT Notes Balance	$1,331,124,096.86	$1,293,103,849.59
Class A-PT Notes Principal Factor	0.8874161	0.8620692
Class A-1a Notes Balance	$120,007,698.13	$90,741,595.82
Class A-1a Notes Principal Factor	0.4800308	0.3629664
Class A-1b Notes Balance	$19,201,237.73	$14,518,662.72
Class A-1b Notes Principal Factor	0.4800309	0.3629666
Class A-2a Notes Balance	$100,000,000.00	$100,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Balance	$340,000,000.00	$340,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3 Notes Balance	$380,000,000.00	$380,000,000.00
Class A-3 Notes Principal Factor	1.0000000	1.0000000
Class A-4a Notes Balance	$169,364,000.00	$169,364,000.00
Class A-4a Notes Principal Factor	1.0000000	1.0000000
Class A-4b Notes Balance	$60,000,000.00	$60,000,000.00
Class A-4b Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$97,650,000.00	$97,650,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$45,069,000.00	$45,069,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$15,023,000.00	$15,023,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period

Number of Accounts	159,004	152,271	150,647
Weighted Average Coupon	4.36	4.34	4.34
Weighted Average Remaining Term	52.13	48.60	47.83
Weighted Average Age	9.02	12.55	13.33

Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$15,023,092.21
Draw for Servicing Fee	—	—
Draw for Class A-PT Notes Distributable Amount	—	—
Draw for Class A-1a Notes Distributable Amount	—	—
Draw for Class A-1b Notes Distributable Amount	—	—
Draw for Class A-2a Notes Distributable Amount	—	—
Draw for Class A-2b Notes Distributable Amount	—	—
Draw for Class A-3 Notes Distributable Amount	—	—
Draw for Class A-4a Notes Distributable Amount	—	—
Draw for Class A-4b Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$15,023,092.21

Preceding Collection Period
Specified Reserve Account Balance	$15,023,092.21
Reserve Account Balance	$15,023,092.21
Current Collection Period
Specified Reserve Account Balance	$15,023,092.21
Reserve Account Balance	$15,023,092.21
Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Certificateholders’ Interest Carryover Shortfall	$—	—
Certificateholders’ Principal Carryover Shortfall	$—	—

Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
December	2,932,550,880.24	2,025,307.54	0.8288
November	3,020,530,572.10	1,921,056.80	0.7632
October	3,118,309,910.49	1,019,874.02	0.3925
Three Month Average Loss Rate			0.6615

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge Offs	$3,350,089,106.02	5,156,811.26	0.0015

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
December	150,647	1,108	0.7355
November	152,271	1,005	0.6600
October	153,986	941	0.6111
Three Month Average Delinquency Rate			0.6689

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	5,767	111,023,882.97
61 - 90 days	1,027	21,127,416.42
> 90 days	81	1,684,516.05
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-2 related to delinquencies, charge-offs and uncollectible accounts.

Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.88
2	0.69
3	1.26
4	0.92
5	0.70
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events

Early Amortization Events

1) Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2) Has an Event of Default occurred?	No

3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2007-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-2 will perform in the future.